NATURE AND DESCRIPTION OF BUSINESS (Details Narrative)														1 Months Ended				6 Months Ended
	Nov. 21, 2024 GBP (£) shares	Aug. 29, 2024 GBP (£)	Aug. 28, 2024 $ / shares shares	Aug. 15, 2024 GBP (£)	Aug. 13, 2024 £ / shares shares	Jul. 31, 2024	Jul. 17, 2024	May 06, 2024 GBP (£) shares	Mar. 12, 2024 USD ($) shares	Mar. 12, 2024 GBP (£) shares	Dec. 15, 2023	Mar. 27, 2023 USD ($) $ / shares shares	Mar. 27, 2023 GBP (£) shares	Aug. 31, 2024 USD ($)	Aug. 31, 2024 GBP (£)	Jan. 31, 2024 £ / shares shares	Jan. 31, 2023 £ / shares shares	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£) shares	Aug. 28, 2024 £ / shares	Aug. 12, 2024 $ / shares	Aug. 12, 2024 £ / shares	May 06, 2024 $ / shares shares	May 06, 2024 £ / shares shares	Dec. 31, 2023 GBP (£)	Dec. 21, 2023 £ / shares	Apr. 03, 2023 $ / shares shares
Warrants to purchase ADSs																											200,000
Warrant exercise price | $ / shares																											$ 1,000
Warrants and Rights Outstanding, Term																											5 years
Proceeds from warrant exercises | £																		£ 986,772
Proceeds from Issuance of Warrants | £																			2,893,618
Conversion of Stock, Description											On December 15, 2023, the Company changed its ratio of ADSs ordinary shares from one ADS representing one ordinary share to one ADS representing 20 ordinary shares
Cash and Cash Equivalents, at Carrying Value | £																		1,004,329							£ 2,462,609
[custom:WorkingCapitalDeficit-0] | £																		393,857,000,000
Net Cash Provided by (Used in) Operating Activities | £																		5,141,350	6,849,024
Net Income (Loss) Attributable to Parent | £																		(5,308,407)	357,976
New issuance, value | £																			£ 1,536,845
Subsequent Event [Member]
Proceeds from warrant exercises | £	£ 1,100,000
Conversion of Stock, Description						On July 31, 2024, the Company changed its ratio of its ADSs to ordinary shares from one ADS representing 20 ordinary shares to one ADS representing 200 ordinary shares	On July 17, 2024, our Board of Directors approved the change in the ratio of ADSs evidencing ordinary shares from one (1) ADS representing twenty (20) ordinary share to one (1) ADS representing two hundred (200) ordinary shares, which will result in a one for 10 reverse split of
Stockholders' Equity, Reverse Stock Split						one-for-10 reverse ADS split
New issuance, value														$ 8,000,000.0	£ 6,200,000
Class of wrrant or right outstanding	1,142,000
Securities Purchase Agreement [Member]
Proceeds from Issuance or Sale of Equity												$ 4,900,000	£ 4,000,000.0
Payments of Stock Issuance Costs | £													£ 500,000
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Warrant exercise price | (per share)			$ 1.00																	£ 0.76	$ 1.00	£ 0.78
Proceeds from Issuance or Sale of Equity | £		£ 6,000,000.0		£ 2,000,000.0
American Depositary Shares [Member]
Issuance of ordinary shares									62,375	62,375						139,800	6,575
American Depositary Shares [Member] | Securities Purchase Agreement [Member]
Issuance of ordinary shares												1,075	1,075
American Depositary Shares [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Issuance of ordinary shares					23,950
Common Stock [Member]
Issuance of ordinary shares									12,475,000	12,475,000						27,960,000	1,315,000		4,849,340
Shares Issued, Price Per Share | £ / shares																	£ 0.0001
Proceeds from warrant exercises									$ 1,263,000	£ 986,772
Net Income (Loss) Attributable to Parent | £
New issuance, value | £																			£ 485
Common Stock [Member] | Securities Purchase Agreement [Member]
Issuance of ordinary shares												215,000	215,000
Common Stock [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Issuance of ordinary shares			10,711,600		4,790,000
Prefunded Warrant [Member]
Shares Issued, Price Per Share | £ / shares																£ 0.0001	£ 0.0001
Prefunded Warrant [Member] | Securities Purchase Agreement [Member]
Shares Issued, Price Per Share | $ / shares												$ 319.80
Warrants to purchase ADSs												16,112
Prefunded Warrant [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Shares Issued, Price Per Share | £ / shares					£ 0.999															0.999
Warrant exercise price | £ / shares					0.001															0.001
Series C Ordinary Warrant [Member] | Securities Purchase Agreement [Member]
Warrants to purchase ADSs												17,187
Warrants and Rights Outstanding, Term												5 years
Placement Agent Warrants [Member] | Securities Purchase Agreement [Member]
Warrants to purchase ADSs												1,289
Warrant exercise price | $ / shares												$ 320
Warrant [Member]
Warrants to purchase ADSs												14,000
Warrant exercise price | $ / shares												$ 1,000
Warrant exercise price decrease | $ / shares												$ 350
Warrant [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Shares Issued, Price Per Share | £ / shares					£ 1.00															£ 1.00
Warrants and Rights Outstanding, Term			1 year		1 year															1 year
Series E Warrants [Member]
Issuance of ordinary shares								200
Warrants to purchase ADSs																							175,000	175,000
Warrant exercise price | (per share)																							$ 1.25	£ 0.99625		£ 17.85
Proceeds from Issuance of Warrants | £								£ 3,100,000
Series F Warrants [Member]
Warrants to purchase ADSs																							70,000,000	70,000,000
New Warrants ADS [Member]
Warrants to purchase ADSs																							350,000	350,000